Property, Plant and Equipment - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	20 years or the remaining period of the leases, if shorter
Plant and machinery [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	3 years
Plant and machinery [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	13 years
Furniture , fixtures and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years